Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Indefinite Life Intangible Assets

The indefinite life intangible assets are summarized below.

	Orbital slots	Trade name	Intellectual property	Total indefinite life intangible assets
Cost as at January 1, 2023	$609,742	$17,000	$69,065	$695,807
Additions	—	—	16,416	16,416
Impact of foreign exchange	(949)	—	(1,585)	(2,534)
Cost as at December 31, 2023	608,793	17,000	83,896	709,689
Impact of foreign exchange	2,380	—	7,228	9,608
Cost as at December 31, 2024	$611,173	$17,000	$91,124	$719,297
Accumulated impairment as at January 1, 2023	$(1,100)	$—	$—	$(1,100)
Impairment	(65,953)	—	—	(65,953)
Impact of foreign exchange	173	—	—	173
Accumulated impairment as at December 31, 2023	(66,880)	—	—	(66,880)
Impairment	(191,048)	—	—	(191,048)
Impact of foreign exchange	(949)	—	—	(949)
Accumulated impairment as at December 31, 2024	$(258,877)	$—	$—	$(258,877)
Net carrying values
As at December 31, 2023	$541,913	$17,000	$83,896	$642,809
As at December 31, 2024	$352,296	$17,000	$91,124	$460,420

Schedule of Finite Life Intangible Assets

The finite life intangible assets are summarized below.

	Revenue backlog	Customer relationships	Customer contracts	Transponder rights	Concession rights	Software	Other	Total finite life intangible assets
Cost as at January 1, 2023	$223,664	$194,727	$12,618	$16,718	$23,868	$1,193	$59	$472,847
Additions	—	—	—	—	56	—	—	56
Impact of foreign exchange	—	(68)	—	—	1,575	—	—	1,507
Cost as at December 31, 2023	223,664	194,659	12,618	16,718	25,499	1,193	59	474,410
Additions	—	—	—	—	52	—	—	52
Disposals	(223,664)	—	—	(16,718)	—	—	—	(240,382)
Impact of foreign exchange	—	251	—	—	(3,773)	—	—	(3,522)
Cost as at December 31, 2024	$—	$194,910	$12,618	$—	$21,778	$1,193	$59	$230,558
Accumulated amortization and impairment as at January 1, 2023	$(218,946)	$(154,797)	$(9,234)	$(16,179)	$(11,113)	$(357)	$(50)	$(410,676)
Amortization	(2,916)	(6,879)	(845)	(539)	(1,672)	(239)	(3)	(13,093)
Impact of foreign exchange	—	57	—	—	(751)	—	—	(694)
Accumulated amortization and impairment as at December 31, 2023	(221,862)	(161,619)	(10,079)	(16,718)	(13,536)	(596)	(53)	(424,463)
Amortization	(1,802)	(6,899)	(847)	—	(1,547)	(239)	(3)	(11,337)
Disposals	223,664	—		16,718		—	—	240,382
Impact of foreign exchange	—	(216)	—	—	2,122	—	—	1,906
Accumulated amortization and impairment as at December 31, 2024	$—	$(168,734)	$(10,926)	$—	$(12,961)	$(835)	$(56)	$(193,512)
Net carrying values
As at December 31, 2023	$1,802	$33,040	$2,539	$—	$11,963	$597	$6	$49,947
As at December 31, 2024	$—	$26,176	$1,692	$—	$8,817	$358	$3	$37,046

Schedule of Indefinite and Finite Life Intangible Assets

The total combined indefinite and finite life intangible assets are summarized below.

	As at December 31, 2024			As at December 31, 2023
	Cost	Accumulated amortization and impairment	Net carrying value	Cost	Accumulated amortization and impairment	Net carrying value
Indefinite life intangibles	$719,297	$(258,877)	$460,420	$709,689	$(66,880)	$642,809
Finite life intangibles	230,558	(193,512)	37,046	474,410	(424,463)	49,947
Total intangibles	$949,855	$(452,389)	$497,466	$1,184,099	$(491,343)	$692,756

Schedule of Remaining Useful Lives of the Intangible Assets	The following are the remaining useful lives of the intangible assets:
Years
Customer relationships	2 to 4
Customer contracts	2
Concession rights	2 to 13
Software	1
Patent	1

Schedule of Discount Rates	The discount rates used was the following:
	2024	2023
GEO royalties	10.0%	9.5%
LEO royalties	Midpoint between 15% and 20%	Midpoint between 15% and 20%

Schedule of Long-Term Growth Rate	The long-term growth rate was the following:
	2024	2023
GEO	—%	—%
LEO	2.0%	2.0%